Risk management section - ING Bank Funding Mix (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Funding type	100.00%	100.00%
Customer deposits (retail) [member]
Disclosure of financial liabilities [line items]
Funding type	51.00%	50.00%
Customer deposits (corporate) [member]
Disclosure of financial liabilities [line items]
Funding type	21.00%	21.00%
Interbank [member]
Disclosure of financial liabilities [line items]
Funding type	5.00%	5.00%
Lending/repurchase agreement [member]
Disclosure of financial liabilities [line items]
Funding type	5.00%	7.00%
CD/CP [Member]
Disclosure of financial liabilities [line items]
Funding type	5.00%	6.00%
Long-term Public debt [member]
Disclosure of financial liabilities [line items]
Funding type	11.00%	11.00%
Subordinated debt [member]
Disclosure of financial liabilities [line items]
Funding type	2.00%	2.00%